Subsequent Events - Refinancing (Details) $ in Thousands				1 Months Ended	6 Months Ended
	Jul. 30, 2020 USD ($)	Jul. 21, 2020 USD ($)	Jul. 16, 2020 USD ($) installment item	Jul. 31, 2020 USD ($) item	Jun. 30, 2020 USD ($)	Jun. 30, 2019 USD ($)
Subsequent Events
Drawn amount					$ 401,911	$ 677,680
Refinancing | BNP Paribas, Credit Suisse AG and Alpha Bank S.A
Subsequent Events
Amount of facility			$ 260,331
Number of vessels refinanced | item			3
Number of debt repayable installments | installment			10
Installment amount			$ 8,597
Final balloon payment			174,361
Drawn amount		$ 260,331
Refinancing | BNP Paribas, Credit Suisse AG and Alpha Bank S.A | GAS-twenty Ltd., GAS-seven Ltd. and GAS-eight Ltd
Subsequent Events
Refinancing of outstanding indebtedness		258,532
Refinancing | DNB Bank ASA, London Branch, and ING Bank N.V., London Branch
Subsequent Events
Amount of facility			$ 193,713
Number of vessels refinanced | item			3
Number of debt repayable installments | installment			10
Installment amount			$ 8,599
Final balloon payment			107,723
Drawn amount		193,713
Refinancing | DNB Bank ASA, London Branch, and ING Bank N.V., London Branch | Interest rate swaps
Subsequent Events
Number of contracts entered into | item				4
Notional amount				$ 133,333
Refinancing | DNB Bank ASA, London Branch, and ING Bank N.V., London Branch | GAS-nineteen Ltd., GAS-twenty one Ltd. and GAS-twenty seven Ltd
Subsequent Events
Refinancing of outstanding indebtedness		174,867
Refinancing | ABN AMRO Bank N.V., Citigroup Global Markets Limited and Nordea Bank ABP, Filial I Norge
Subsequent Events
Amount of facility			576,888
Drawn amount		576,888
Refinancing | ABN AMRO Bank N.V., Citigroup Global Markets Limited and Nordea Bank ABP, Filial I Norge | GAS-one Ltd., GAS-two Ltd., GAS-six Ltd., GAS-nine Ltd., GAS-ten Ltd., and GAS-eighteen Ltd.
Subsequent Events
Refinancing of outstanding indebtedness		$ 557,026
Refinancing | Term loan facility
Subsequent Events
Amount of facility			494,475
Refinancing | Revolving loan facility
Subsequent Events
Amount of facility			$ 82,413
Refinancing | National Bank of Greece S.A
Subsequent Events
Amount of facility	$ 96,815
Contribution to incremental liquidity for general corporate and working capital purposes	30,195
Refinancing | National Bank of Greece S.A | GAS-fifteen Ltd
Subsequent Events
Refinancing of outstanding indebtedness	$ 92,153